Acquisition of GCI - Additional Information (Detail)	Mar. 13, 2018 USD ($) Vessel Containership $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Business Acquisition [Line Items]
Shares issued | shares		1,986,449	0
Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares issued | shares	1,986,449	1,986,449
GCI [Member]
Business Acquisition [Line Items]
Percentage of interest in acquired entity	89.20%
Aggregate purchase price | $	$ 498,050,000
Escrow deposit | $	10,000,000
Acquisition-related costs | $	$ 1,910,000
Identifiable contracts, estimated useful life	5 years 3 months 18 days
GCI [Member] | Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares issued | shares	1,986,449
Right to repurchase of temporary equity shares, commencing date	Sep. 13, 2019
Right to repurchase of temporary equity shares, ending date	Oct. 13, 2019
Price per share at that time of repurchase | $ / shares	$ 24.84
GCI [Member] | 10000 TEU and 14000 TEU Newbuilding Vessels [Member]
Business Acquisition [Line Items]
Number of vessels acquired | Vessel	2
Number of containerships acquired | Containership	18